Antonio Alberti
Managing Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5034 | f 212.656.5893
aalberti@nyse.com

CERTIFS

NYSE Group

06031756

1-8389

August 23, 2006

RECD S.E.C.
AUG 2 3 2006
1088

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Public Storage, Inc., Depositary Shares (Each Representing 1/1,000 of a Share of 7.25% Cumulative Preferred Stock, Series K, par value $.01 per share) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on August 23, 2006. Tentative listing date – August 25, 2006.

Sincerely,

Antonio Alberti

PROCESSED
AUG 2 5 2006
THOMSON
FINANCIAL